Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share Computations

The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share computations:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Earnings (loss) attributable to ordinary shareholders of the Company	31,118,886	(252,823,772)	(113,187,048)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	5,324,450	5,888,507	8,049,592
Basic earnings (loss) per share	5.84	(42.94)	(14.06)

Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	31,118,886	(252,823,772)	(113,187,048)
Weighted average number of ordinary shares outstanding diluted earnings (loss) per share calculation	5,324,450	5,888,507	8,049,592
Adjusted for:
– incremental shares issuable related to options issued	6,311	—	—
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	5,330,761	5,888,507	8,049,592
Diluted earnings (loss) per share	5.84	(42.94)	(14.06)